Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of Other Assets

	As of December 31,
	2024	2023
Non-financial assets

Prepaid expenses	$4,439	$5,298
Prepayments to suppliers	1,039	954
Input tax from business tax	6,439	5,982
Temporary payments for commodity tax	3,742	5,820
Prepayments for property, plant and equipment	1,455	11,039
Intangible assets	229	772
Current tax assets	197	100
Others	4	77
	17,544	30,042

Financial assets

Refundable deposits	3,559	3,721
Restricted demand deposits	2,560	2,530
Restricted time deposits	7,916	3,286
Others	76	493
	14,111	10,030

	$31,655	$40,072

Current	$23,727	$22,009
Non-current	7,928	18,063
	$31,655	$40,072

Interest rates
Restricted time deposits	0.68%-7.50%	0.55%-6.75%

Disclosure of Assets Provided as Collateral
The following assets were provided as collaterals:

	As of December 31,
	2024	2023
Demand deposits pledged for bank loans	$2,560	$2,530
Time deposits pledged for bank guarantees	141	19
Time deposits pledged for litigation*	3,149	3,267
Time deposit pledged for a government subsidy compliance program	4,626	—
	$10,476	$5,816
*On April 1, 2022, the Company initiated a litigation to claim compensation resulting from trade secret infringement in Taiwan district court. The Company lodged a security bond with interest in the amount of NT$100.3 million (approximately $3.3 million) at the court's lodge office to enforce the provisional attachment order associated with the said litigation against some of the defendants as security.